CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 9,180,803	$ 5,552,995	$ 10,647,781	$ 9,009,612
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	588,324	695,616	1,322,946	1,009,205
Stock-based compensation expense	116,578	0
Loss on abandonment of property, plant and equipment			0	52,288
Changes in operating assets:
Accounts receivable	(10,071,211)	(10,450,801)	(2,778,320)	25,567
Accounts receivable - related party	(3,757,365)	0	(2,345,221)	0
Inventories	13,735,903	8,864,035	(2,684,465)	(2,856,274)
Prepaid expenses and other current assets	(22,930)	28,008	(84,682)	(294,833)
Changes in operating liabilities:
Accounts payable	(7,916,065)	2,809,267	9,984,792	155,080
Accounts payable - related parties	0	(5,866,866)	(5,871,024)	(4,799,942)
Accrued expenses	(3,028)	(57,022)	61	(119,331)
Due to related parties	0	(345,798)	(345,799)	0
Other payables	(140,258)	147,918	(168,807)	132,904
Net cash provided by operating activities	1,710,751	1,377,352	7,677,262	2,314,276
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(671,742)	(273,816)	(491,633)	(2,362,944)
Other receivable - related party	336,746	0	(336,937)	0
Net cash provided by investing activities	(334,996)	(273,816)	(828,570)	(2,362,944)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	350,150	0
Dividend distribution			(5,307,500)	0
Due from shareholders	692,500	0	(692,500)
Change in restricted cash	(2,997,588)	0
Net proceeds from private placement	1,772,845	0
Net cash used in financing activities	(182,093)	0	(6,000,000)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH	4,776	(15,496)	(18,293)	5,380
NET (DECREASE) INCREASE IN CASH	1,198,438	1,088,040	830,399	(43,288)
CASH, BEGINNING OF THE PERIOD	3,654,373	2,823,974	2,823,974	2,867,262
CASH, END OF THE PERIOD	4,852,811	3,912,014	$ 3,654,373	$ 2,823,974
Non-cash financing activities
Warrants issued to placement agent in connection with the private placement	161,926	0
Prepaid stock issuance cost netted with proceeds from private placement	$ 239,105	$ 0